Related Party Transactions (Details) - Schedule of Related Party Balances - USD ($)		6 Months Ended				12 Months Ended
		Jun. 30, 2024	[2]	Jun. 30, 2023	[2]	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Beijing Zhongzhe Yuantong Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable	[1]						$ 399,465
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable							399,465
Due to related parties							598
Cost of revenues				$ 8,663		8,480	11,830	$ 52,961
Fengqi (Beijing) Zhineng Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties	[3]						598
Cost of revenues	[3]					$ 8,480	$ 11,830	$ 52,961

[1]	Beijing Zhongzhe Yuantong Technology Co., Ltd. (“Beijing Zhongzhe”) and one of the minority shareholders of HiTek are under common control. As of December 31, 2022, accounts receivable from Beijing Zhongzhe Yuantong Technology Co., Ltd. was $399,465. As of December 31, 2023, it was collected by the Company.
[2]	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd. The Company purchased from Fengqi (Beijing) Zhineng Technology Co., Ltd. hardware of nil and $8,663 for the six months ended June 30, 2024 and 2023, respectively.
[3]	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd. The Company purchased from Fengqi (Beijing) Zhineng Technology Co., Ltd. hardware of $8,480, $11,830 and $52,961 for fiscal year ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the Company has outstanding advances owed to Fengqi (Beijing) Zhineng Technology Co., Ltd., of $nil and $598, respectively. The advances are due on demand and non-interest bearing.